Leases	6 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases

Note 20 Leases

This note provides information for leases where the Group is the lessee.

Amounts recognized in the balance sheet

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021

Right-of-use assets - Buildings	$4,915,035	$5,130,292	$5,560,806

Lease liabilities
Current	$353,378	$337,637	$308,405
Non-current	4,825,560	5,008,041	5,345,678
Total	$5,178,938	$5,345,678	$5,654,083

There were no additions to the right-of-use assets during the six months ended December 31, 2022, and the twelve months ended June 30, 2022. During the twelve months ended June 30, 2021, there were $5,084,858 of additions to the right-of-use assets. The movement of $215,257 during the six months ended December 31, 2022, relates to depreciation expense. Refer to Note 30, Financial risk management, for a maturity analysis of lease liabilities.

Amounts recognized in the statement of profit or loss and other comprehensive (loss) income

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020

Depreciation of right-of-use assets - Buildings	$215,257	$430,514	$—	$—
Interest expense	$111,593	$233,229	$—	$—

The total cash outflow for leases in the six months ended December 31, 2022, and twelve months ended June 30, 2022, and June 30, 2021, was $166,741, $308,405, and $141,844, respectively. The Group had no short-term leases at June 30, 2022 and 2021.